Subsequent Events (Narrative) (Details)						1 Months Ended		12 Months Ended
	Nov. 12, 2024 CAD ($) $ / shares shares	Nov. 12, 2024 USD ($) shares	Nov. 11, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($)	Oct. 21, 2024	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Nov. 12, 2024 $ / shares	Nov. 01, 2024 $ / shares	Sep. 30, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								561,678	77,322	69,951
Number of shares outstanding								1,579,174	561,673	77,319			69,951
Exercise price of warrants issued | $ / shares								$ 3.2	$ 52.9	$ 5.72
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of consolidation of issued and outstanding common shares							On October 21, 2024, the Company received approval of the TSX Venture Exchange (the "TSX-V") for the consolidation of the Company's issued and outstanding common shares on the basis of ten (10) pre-consolidation Shares for each one (1) post-consolidation Share (the "Consolidation").
Royalty payments | $						$ 200,000
Discount of royalty payments | $						25,000
Net amount of royalty payments | $						$ 175,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Pre-funded warrants issued	4,145,200	4,145,200		3,889,000	3,889,000
Pre-funded warrant, price per share | (per share)	$ 0.824			$ 1.25							$ 0.592	$ 0.9
Gross proceeds from offering before deducting placement agent fees	$ 3,400,000	$ 2,500,000		$ 4,900,000	$ 3,500,000
Placement agent fee per warrant issued | (per share)				$ 0.094	$ 0.0675
Placement agent fees				$ 365,726	$ 262,508
Percentage of gross proceeds offering				7.50%	7.50%
Estimated offering expenses				$ 417,960	$ 300,000
Exercise price of warrants issued | $ / shares	$ 0.001
Exercise price per warrant per pre-funded warrant | (per share)	$ 1.03										$ 0.74
Subsequent Event [Member] | Placement Agent [Member] | Pre-Funded Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Pre-funded warrants issued				194,450	194,450
Pre-funded warrant, price per share | (per share)				$ 1.567								$ 1.125
Subsequent Event [Member] | Debt Settlement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares			119,047
Issue price per share | $ / shares			$ 0.84
Discount on closing price of shares			20.00%
Issue of equity | $			$ 100,000